Consolidated condensed statements of financial position - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Non-current assets
Contracted concessional assets	$ 7,931,882	$ 8,021,568
Investments carried under the equity method	285,029	294,581
Financial investments	118,944	96,608
Deferred tax assets	159,045	172,268
Total non-current assets	8,494,900	8,585,025
Current assets
Inventories	33,940	29,694
Trade and other receivables	301,711	307,143
Financial investments	185,916	207,379
Cash and cash equivalents	739,001	622,689
Total current assets	1,260,568	1,166,905
Total assets	9,755,468	9,751,930
Equity attributable to the Company
Share capital	11,410	11,240
Share premium	924,242	872,011
Capital reserves	969,519	1,020,027
Other reserves	235,825	171,272
Accumulated currency translation differences	(138,204)	(133,450)
Accumulated deficit	(408,274)	(398,701)
Non-controlling interests	207,978	206,206
Total equity	1,802,496	1,748,605
Non-current liabilities
Long-term corporate debt	1,017,489	995,190
Long-term project debt	4,647,941	4,387,674
Grants and other liabilities	1,251,578	1,263,744
Derivative liabilities	151,861	223,453
Deferred tax liabilities	302,079	308,859
Total non-current liabilities	7,370,948	7,178,920
Current liabilities
Short-term corporate debt	38,656	27,881
Short-term project debt	389,066	648,519
Trade payables and other current liabilities	122,346	113,907
Income and other tax payables	31,956	34,098
Total current liabilities	582,024	824,405
Total equity and liabilities	$ 9,755,468	$ 9,751,930